LONG-TERM DEBT - Summary of aggregate maturities of debt - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2019 (for the remaining six months of the year)	$ 62,996
2020	125,992
2021	492,506
2022	60,000
2023	96,875
Thereafter	102,500
Total	$ 940,869	$ 646,688